Related Party Transactions, Founder Shares (Q1) (Details)		3 Months Ended	12 Months Ended
	Sep. 12, 2023 $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Founder Shares [Abstract]
Stock conversion basis at time of business combination		1	1
Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Period after initial business combination		150 days	150 days
Sponsor [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination	1
Holding period for transfer, assignment or sale of founder shares		360 days	360 days
Threshold trading days		20 days	20 days
Threshold consecutive trading days		30 days	30 days
Period after initial business combination		150 days	150 days
Sponsor [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)	$ 12
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days		20 days	20 days
Threshold consecutive trading days		30 days	30 days
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)		$ 12	$ 12
Sponsor [Member] | Founder Shares [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Proceeds from issuance of ordinary share | $		$ 25,000	$ 25,000
Shares issued (in shares) | shares		5,750,000
Stock conversion basis at time of business combination		1	1
Holding period for transfer, assignment or sale of founder shares		360 years	360 days